Common Stock Options - Schedule of Common Stock Options Outstanding (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Range of exercise price, minimum	$ 0.04
Range of exercise price, maximum	$ 0.17
Options outstanding outstanding number of options | shares	25,750,000
Options exercisable weighted average remaining life in years	1 year 6 months 3 days
Options outstanding weighted average exercise price	$ 25,750,000
Options exercisable exercisable number of options | shares	0.10